Accounts Receivable (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts Receivable
Accounts receivable	$ 629,444	3,921,502	2,473,683
Less: Allowance for doubtful accounts	(46,123)	(287,351)	(343,306)
Total accounts receivable, net	$ 583,321	3,634,151	2,130,377